FAIR VALUE MEASUREMENT (Schedule Of Changes In Level 3 Investments Measured On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Realized gain	$ 120		$ 2		$ 47
Auction Rate Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of the year	1,230		1,313
Changes in realized gains included in earnings	31		5
Sales	(200)	[1]	(100)	[1]
Changes in unrealized gains included in Other comprehensive income			12
Balance at the end of the year	1,061		1,230
Par value	169		95
Sale proceeds	200		100
Realized gain	$ 31		$ 5

[1]	During 2013, the Company sold ARS with carrying amountof $169 for a total consideration of $200,which reflects a gain of $31.During 2012, the Company sold ARS with carrying amount of $95 for a total consideration of $100, which reflects a gain of $5.